                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mayo Investment Advisers LLC
           --------------------------------
Address:   40 Rowes Wharf, 2nd Floor
           --------------------------------
           Boston, Massachusetts 02110
           --------------------------------

Form 13F File Number:  28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Curtis
           --------------------------------------
Title:     Chief Financial Officer
           --------------------------------------
Phone:     617-443-9004
           --------------------------------------

Signature, Place, and Date of Signing:

      /s/ Charles Curtis             Boston, Massachusetts       August 11, 2004
-----------------------------        ---------------------       ---------------
      [Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         -----------

Form 13F Information Table Entry Total:      94
                                         -----------

Form 13F Information Table Value Total:   $441,559
                                         -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 6/30/04

      (ITEM 1)             ITEM 2)    (ITEM 3)    (ITEM 4)      (ITEM 5)      (ITEM 6)    (ITEM 7)             (ITEM 8)

                                                                                                            VOTING AUTHORITY
         NAME               TITLE                    FAIR        SHARES OR                   OTHER              (SHARES)
          OF                 OF         CUSIP       MARKET       PRINCIPAL    INVESTMENT     MANA-       SOLE     SHARED     NONE
        ISSUER              CLASS       NUMBER       VALUE        AMOUNT      DISCRETION     GERS        (A)        (B)      (C)
----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                COMMON     0022824100     713,300       17,500 X      SOLE                    12,200      0       5,300
ACE LTD                    COMMON     G0070K103    2,748,200       65,000 X      SOLE                    47,300      0      17,700
AGCO CORP COM              COMMON     001084102   13,071,429      641,700 X      SOLE                   535,700      0     106,000
AGRIUM INC                 COMMON     008916108   22,345,890    1,535,800 X      SOLE                 1,267,800      0     268,000
ALLMERICA FINL CORP C      COMMON     019754100    6,844,500      202,500 X      SOLE                   177,500      0      25,000
ANADARKO PETE CORP         COMMON     032511107    6,741,227      115,038 X      SOLE                    92,838      0      22,200
ARRIS GROUP INC COM        COMMON     04269Q100    5,271,750      887,500 X      SOLE                   887,500      0           0
BANK OF AMERICA            COMMON     060505104    1,453,179       17,173 X      SOLE                    17,173      0           0
BARRICK GOLD CORP COM      COMMON     067901108    6,912,500      350,000 X      SOLE                   291,000      0      59,000
BAXTER INTL INC            COMMON     071813109      345,100       10,000 X      SOLE                     5,000      0       5,000
BP P L C ADR SPONSORE      COMMON     055622104      374,990        7,000 X      SOLE                     5,500      0       1,500
BURLINGTON NORTHN SAN      COMMON     12189T104   11,923,800      340,000 X      SOLE                   276,000      0      64,000
BURLINGTON RESOURCES       COMMON     122014103    1,989,900       55,000 X      SOLE                    39,000      0      16,000
CANADIAN PAC RY LTD C      COMMON     13645T100   15,955,314      647,800 X      SOLE                   543,300      0     104,500
CENTURYTEL INC COM         COMMON     156700106   21,253,300      707,500 X      SOLE                   577,500      0     130,000
CHESAPEAKE ENERGY COR      COMMON     165167107   10,414,400      707,500 X      SOLE                   584,500      0     123,000
CHUBB CORP 7% CONV PF      CONVERT    171232507      279,400       10,000 X      SOLE                     5,000      0       5,000
CITADEL BROADCASTING       COMMON     17285T106    9,103,336      624,800 X      SOLE                   543,300      0      81,500
CITIGROUP INC.             COMMON     172967101    3,720,000       80,000 X      SOLE                    70,000      0      10,000
CITIZENS COMMUNICATIO      COMMON     17453B101   11,948,750      987,500 X      SOLE                   812,500      0     175,000
CLEAR CHANNEL COMMUNI      COMMON     184502102   10,438,375      282,500 X      SOLE                   248,800      0      33,700
COMCAST CORP NEW COM       COMMON     20030N101    4,004,250      142,500 X      SOLE                   101,500      0      41,000
COMPANHIA VALE DO RIO      COMMON     204412209      356,625        7,500 X      SOLE                     5,000      0       2,500
CUMULUS MEDIA INC CL       COMMON     231082108    1,807,075      107,500 X      SOLE                   107,500      0           0
DIRECTV GROUP INC          COMMON     25459L106    1,113,484       65,116 X      SOLE                    40,116      0      25,000
DOW CHEMICAL               COMMON     260543103      671,591       16,501 X      SOLE                     6,501      0      10,000
DU PONT                    COMMON     263534109    1,523,606       34,300 X      SOLE                    29,300      0       5,000
E M C CORP MASS            COMMON     268648102      193,800       17,000 X      SOLE                    17,000      0           0
EAST JAPAN RAILWAY CO      FOREIGN    629854200    1,687,200          300 X      SOLE                       300      0           0
ENCANA CORP COM            COMMON     292505104    5,934,500      137,500 X      SOLE                   110,200      0      27,300
EOG RESOURCES INC.         COMMON     26875P101    4,328,975       72,500 X      SOLE                    60,500      0      12,000
EVEREST RE GROUP LTD       COMMON     G3223R108    3,535,840       44,000 X      SOLE                    34,000      0      10,000

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 6/30/04

      (ITEM 1)             ITEM 2)    (ITEM 3)    (ITEM 4)      (ITEM 5)      (ITEM 6)    (ITEM 7)             (ITEM 8)

                                                                                                            VOTING AUTHORITY
         NAME               TITLE                    FAIR        SHARES OR                   OTHER              (SHARES)
          OF                 OF         CUSIP       MARKET       PRINCIPAL    INVESTMENT     MANA-       SOLE     SHARED     NONE
        ISSUER              CLASS       NUMBER       VALUE        AMOUNT      DISCRETION     GERS        (A)        (B)      (C)
----------------------------------------------------------------------------------------------------------------------------------
EXXON CORPORATION          COMMON     30231G102      430,777        9,700 X      SOLE                     9,700      0           0
FOREST OIL CORP COM P      COMMON     346091705    2,595,400       95,000 X      SOLE                    95,000      0           0
GENERAL ELECTRIC           COMMON     369604103    1,215,000       37,500 X      SOLE                    33,500      0       4,000
GENWORTH FINANCIAL IN      COMMON     37247D106    2,868,750      125,000 X      SOLE                    80,500      0      44,500
GEORGIA GULF CORP COM      COMMON     373200203    1,165,450       32,500 X      SOLE                    32,500      0           0
GRAINGER W W INC           COMMON     384802104    9,056,250      157,500 X      SOLE                   124,300      0      33,200
HAIN CELESTIAL GROUP       COMMON     405217100    5,882,500      325,000 X      SOLE                   272,000      0      53,000
HCA-THE HEALTHCARE CO      COMMON     404119109    6,030,550      145,000 X      SOLE                   119,900      0      25,100
HERITAGE PROPERTY INV      COMMON     42725M107    2,570,700       95,000 X      SOLE                    74,000      0      21,000
IMC GLOBAL 7.5% CONV       CONVERT    449669209      462,750        5,000 X      SOLE                     5,000      0           0
IMC GLOBAL INC             COMMON     449669100   10,988,000      820,000 X      SOLE                   674,000      0     146,000
INTEL CORP                 COMMON     458140100      284,280       10,300 X      SOLE                    10,300      0           0
INTERNATIONAL BUSINES      COMMON     459200101    2,133,230       24,200 X      SOLE                    18,200      0       6,000
ISHARES INC MSCI JAPA      MUTUAL     464286848      973,854       91,700 X      SOLE                    91,700      0           0
J.P. MORGAN CHASE & C      COMMON     46625H100    2,229,275       57,500 X      SOLE                    39,400      0      18,100
JAPAN SMALLER CAPITAL      MUTUAL     47109U104      129,500       10,000 X      SOLE                    10,000      0           0
KROGER CO                  COMMON     501044101   14,150,500      777,500 X      SOLE                   637,500      0     140,000
KROGER PAIRED SWY          COMMON     999999999    1,820,000      100,000 X      SOLE                   100,000      0           0
LOCKHEED MARTIN CORP       COMMON     539830109    2,734,200       52,500 X      SOLE                    51,500      0       1,000
MACK CALI RLTY CORP        COMMON     554489104      827,600       20,000 X      SOLE                    19,000      0       1,000
MERCK & CO                 COMMON     589331107    2,968,750       62,500 X      SOLE                    48,000      0      14,500
MITSUBISHI TOKYO FINL      COMMON     606816106    1,686,600      180,000 X      SOLE                   175,000      0       5,000
NEC CORP ORD               COMMON     J48818124      703,000      100,000 X      SOLE                   100,000      0           0
NEWMONT MNG CORP           COMMON     651639106      387,600       10,000 X      SOLE                    10,000      0           0
NEWS CORP LTD SPON AD      COMMON     652487802    6,414,559      195,090 X      SOLE                   164,190      0      30,900
NIPPON TELEG & TEL CO      COMMON     654624105      469,700       17,500 X      SOLE                    17,500      0           0
NISOURCE INC               COMMON     65473P105    5,309,650      257,500 X      SOLE                   200,000      0      57,500
NOMURA HLDGS INC SPON      COMMON     65535H208      740,025       49,500 X      SOLE                    42,500      0       7,000
NORFOLK SOUTHN CORP        COMMON     655844108   16,442,400      620,000 X      SOLE                   511,000      0     109,000
OLIN CORP                  COMMON     680665205   11,629,200      660,000 X      SOLE                   554,000      0     106,000
OVERNITE CORP              COMMON     690322102      352,800       12,000 X      SOLE                     9,500      0       2,500
PARTNERRE LTD COM          COMMON     G6852T105   12,282,045      216,500 X      SOLE                   178,000      0      38,500
PFIZER INC                 COMMON     717081103   13,540,600      395,000 X      SOLE                   324,400      0      70,600

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 6/30/04

      (ITEM 1)             ITEM 2)    (ITEM 3)    (ITEM 4)      (ITEM 5)      (ITEM 6)    (ITEM 7)             (ITEM 8)

                                                                                                            VOTING AUTHORITY
         NAME               TITLE                    FAIR        SHARES OR                   OTHER              (SHARES)
          OF                 OF         CUSIP       MARKET       PRINCIPAL    INVESTMENT     MANA-       SOLE     SHARED     NONE
        ISSUER              CLASS       NUMBER       VALUE        AMOUNT      DISCRETION     GERS        (A)        (B)      (C)
----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC PAIRED MRK      COMMON     99999PFEX        514,200       15,000 X      SOLE                  15,000      0           0
POTASH CORP SASK INC       COMMON     73755L107      7,320,795       75,550 X      SOLE                  63,250      0      12,300
QWEST COMM INTL            COMMON     749121109      1,795,000      500,000 X      SOLE                 500,000      0           0
RAYTHEON CO NEW COM        COMMON     755111507     13,860,875      387,500 X      SOLE                 295,000      0      92,500
ROWAN COS INC              COMMON     779382100        912,375       37,500 X      SOLE                  32,500      0       5,000
SBC COMMUNICATIONS         COMMON     78387G103      3,637,500      150,000 X      SOLE                 113,000      0      37,000
SKYWORKS SOLUTIONS IN      COMMON     83088M102      1,636,875      187,500 X      SOLE                 126,000      0      61,500
SMURFIT-STONE CONTAIN      COMMON     832727101     13,216,875      662,500 X      SOLE                 541,200      0     121,300
ST JOE CO                  COMMON     790148100      2,818,700       71,000 X      SOLE                  50,000      0      21,000
ST PAUL COS INC            COMMON     792860108      6,832,368      168,534 X      SOLE                 143,335      0      25,199
S&P 500 INDEX JULY 10      OPTION                       43,500          300 X      SOLE                     300      0           0
TEXAS INSTRUMENTS INC      COMMON     882508104        362,700       15,000 X      SOLE                   5,000      0      10,000
TIME WARNER INC            COMMON     887317105        219,750       12,500 X      SOLE                   9,500      0       3,000
TOKYO ELECTRON ORD         COMMON     J86957115        981,400       17,500 X      SOLE                  17,500      0           0
TOSHIBA CORP SHS           COMMON     J89752109        203,875       50,000 X      SOLE                  50,000      0           0
TYCO INTL LTD              COMMON     902124106      5,882,350      177,500 X      SOLE                 145,000      0      32,500
U S BANCORP                COMMON     902973304      5,649,800      205,000 X      SOLE                 146,000      0      59,000
UNITED STS STL CORP N      COMMON     912909108      1,229,200       35,000 X      SOLE                  33,000      0       2,000
UNOCAL CORP                COMMON     915289102      4,560,000      120,000 X      SOLE                  94,500      0      25,500
UNOCAL CORP 6.25% TRU      CONVERT    91528T207        782,513       14,905 X      SOLE                   8,203      0       6,702
UNUMPROVIDENT 8.25 CO      CONVERT    91529Y403        418,000       12,500 X      SOLE                  12,500      0           0
UNUMPROVIDENT CORP CO      COMMON     91529Y106     10,812,000      680,000 X      SOLE                 579,000      0     101,000
VERIZON COMMUNICATION      COMMON     92343V104      1,447,600       40,000 X      SOLE                  30,000      0      10,000
VIACOM INC                 COMMON     925524308      7,414,936      207,585 X      SOLE                 182,085      0      25,500
VICOR CORP                 COMMON     925815102      3,453,030      189,000 X      SOLE                 139,000      0      50,000
WACHOVIA GROUP             COMMON     929903102        556,250       12,500 X      SOLE                   7,500      0       5,000
WELLS FARGO                COMMON     949746101        457,840        8,000 X      SOLE                   8,000      0           0
WILLIS GROUP HOLDINGS      COMMON     G96655108     11,528,159      307,828 X      SOLE                 253,828      0      54,000
YAMANOUCHI PHARMACEUT      COMMON     J96216122      2,529,375       75,000 X      SOLE                  75,000      0           0